UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2009 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.0%
EDUCATION — 3.3%
Education — 2.7%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA:
	(a) 10/01/17	2,525,000	1,752,754
	(a) 10/01/20	2,000,000	1,132,220
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,750,000	1,105,055
IN Purdue University
	Certificates of Participation,
	Series 2006,
	5.250% 07/01/22	2,000,000	2,207,360
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,140,080
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,520,520
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	8,000,000	9,362,400
NC University of North Carolina at Chapel Hill
	Series 1997,
	(a) 08/01/13	2,000,000	1,794,800
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	2,554,770
	New York University,:
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	4,000,000	4,253,920
	Series 2008 A,
	5.000% 07/01/29	3,845,000	3,847,576
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,197,320
PA Higher Educational Facilities Authority
	Edinboro University Foundation,
	Series 2008,
	5.750% 07/01/28	3,000,000	2,393,160
UT Weber State University Revenue
	Series 2005,
	Insured: MBIA
	4.250% 04/01/29	5,100,000	4,483,920

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Education — (continued)
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	5,000,000	5,750,400
WV University of West Virginia
	Series 1998 A,
	Insured: MBIA
	5.250% 04/01/28	5,000,000	5,171,100
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/16	3,300,000	2,530,605
	(a) 04/01/18	3,800,000	2,586,052
Education Total			59,784,012
Student Loan — 0.6%
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	12,500,000	12,328,250
Student Loan Total			12,328,250
EDUCATION TOTAL			72,112,262
HEALTH CARE — 8.2%
Continuing Care Retirement — 0.9%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A,
	5.000% 01/01/37	5,000,000	3,516,450
MO St. Louis Industrial Development Authority
	St. Andrews Resources for Seniors,
	Series 2007 A,
	6.375% 12/01/41	7,000,000	5,060,370
NC Medical Care Commission
	First Givens Estates, Inc.,
	Series 2007,
	5.000% 07/01/33	5,000,000	3,470,900
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,500,000	1,843,275
NY Nassau County Industrial Development Agency
	The Amsterdam Harborside,
	Series 2007 A,
	6.500% 01/01/27	3,250,000	2,642,933
PA Lancaster County Hospital Authority
	Brethren Village,
	Series 2008 A,
	6.250% 07/01/26	1,750,000	1,416,310

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	1,246,920
Continuing Care Retirement Total			19,197,158
Health Services — 0.4%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,310,000	1,055,323
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Group Health Plan, Inc.,
	Series 2003,:
	5.250% 12/01/16	1,250,000	1,210,437
	6.000% 12/01/17	1,650,000	1,659,306
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	6,130,872
Health Services Total			10,055,938
Hospitals — 5.6%
AL Montgomery Medical Clinic Board
	Jackson Hospital & Clinic
	Series 2006,
	4.750% 03/01/36	1,000,000	601,860
AZ Health Facilities Authority
	Catholic Healthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	3,980,349
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	978,310
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,184,344
CA Health Facilities Financing Authority
	Catholic Health Care West,
	Series 2004 G,
	5.250% 07/01/23	500,000	469,255
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	9,500,000	6,524,885

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,:
	5.000% 10/01/18	825,000	776,911
	5.250% 10/01/24	4,000,000	3,382,080
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999 E,
	6.000% 10/01/26	6,905,000	6,303,022
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	825,000	871,315
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,375,264
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.500% 01/01/34	2,500,000	1,685,425
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	2,417,940
IN Health & Educational Facility Financing Authority
	Clarian Health,
	Series 2006 A,
	5.000% 02/15/39	650,000	464,256
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	7,662,814
MA Health & Educational Facilities Authority
	Care Group Inc.,
	Series 2008,
	5.125% 07/01/33	2,000,000	1,497,000
	Series 1998 B-2,
	5.375% 02/01/28	1,380,000	1,127,971
MD Health & Higher Educational Facilities Authority
	University Maryland Medical Systems,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/28	3,000,000	2,873,280
MI Dickinson County
	Dickinson County Health Care System,
	Series 1999,
	5.700% 11/01/18	1,800,000	1,679,184
MI Hospital Finance Authority Revenue
	Henry Ford Health Systems,
	Series 2006 A,
	5.250% 11/15/32	2,000,000	1,548,080

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
MI University of Michigan
	Series 2002 D,
	5.250% 12/01/20	6,310,000	6,453,237
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1997 A,
	5.500% 11/01/09	250,000	249,805
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.600% 02/15/25	625,000	540,031
	SSM Health Care Corp.,
	Series 2002 A,
	5.250% 06/01/12	2,500,000	2,639,125
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	10,550,000	11,095,224
NC Medical Care Commission
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	1,110,900
ND Ward County Health Care Facility
	Trinity Health,
	Series 2006,
	5.125% 07/01/29	1,250,000	849,325
NH Health & Education Facilities Authority
	The Memorial Hospital at North Conway,
	Series 2006,
	5.250% 06/01/36	500,000	334,265
NJ Health Care Facilities Financing Authority
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.625% 07/01/38	4,000,000	2,969,240
NM Farmington Hospital Revenue
	San Juan Medical Center,
	Series 2004 A,
	5.000% 06/01/23	500,000	429,240
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/27	2,330,000	1,783,801
NY Dormitory Authority
	New York University Hospital Center,
	Series 2006,
	5.000% 07/01/20	2,000,000	1,510,260

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
PA Northampton County General Purpose Authority
	St. Luke’s Hospital Bethlehem,
	Series 2008 A,
	5.500% 08/15/35	3,000,000	2,388,690
SC Greenville Hospital System Board
	GHS Partners in Health,
	Series 2001,
	Insured: AMBAC
	5.500% 05/01/26	5,000,000	5,012,550
TN Knox County Health, Educational & Housing Facilities Authority
	Fort Sanders Alliance,
	Series 1993,
	Insured: MBIA
	5.250% 01/01/15	5,000,000	4,923,150
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	8,500,000	5,096,345
VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993 A,
	5.000% 08/15/23	10,000,000	10,292,000
VA Henrico County Industrial Development Authority
	Bon Secours Health System,
	Series 1996,
	Insured: MBIA
	6.000% 08/15/16	5,000,000	5,633,050
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,:
	Series 1999 A,
	5.600% 02/15/29	4,000,000	3,031,040
	Series 1999 B,
	5.500% 02/15/15	3,500,000	3,327,065
	Series 2003,
	6.400% 04/15/33	4,250,000	3,446,920
Hospitals Total			122,518,808
Intermediate Care Facilities — 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,245,000	1,663,680
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,595,000	8,428,753
Intermediate Care Facilities Total			10,092,433

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — 0.8%
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	885,000	1,036,379
IA Finance Authority
	Care Initiatives,
	Series 1998 B,
	5.750% 07/01/28	4,500,000	3,090,240
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	200,000	154,112
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	10,150,000	7,105,000
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,200,000	5,174,086
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	8.500% 01/01/29(b)	2,220,000	1,814,229
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	8.500% 01/01/29(b)	510,000	489,044
Nursing Homes Total			18,863,090
HEALTH CARE TOTAL			180,727,427
HOUSING — 3.0%
Assisted Living/Senior — 0.2%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,555,000	1,085,359
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	3,275,000	2,368,414
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	900,000	634,896
Assisted Living/Senior Total			4,088,669

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — 2.2%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments, LLC,
	Series 2008 CA,:
	5.500% 06/01/33	2,000,000	1,739,760
	5.500% 06/01/38	6,000,000	5,114,760
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	6,758,598
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	898,655
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	7.000% 07/15/32	1,945,000	1,550,729
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,925,000	3,212,142
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	10,000,000	9,413,300
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	6.000% 06/01/30	3,000,000	2,186,670
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,443,324	1,451,046
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38	3,274,798	2,455,345
NC Housing Finance Agency
	Series 1994 F,
	Insured: FHA
	6.600% 07/01/17	355,000	355,692
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,043,686
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	4,681,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41	1,475,000	1,354,006
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(c)	6,615,223	6,065,498
Multi-Family Total			48,281,587
Single-Family — 0.6%
CA Department of Veterans Affairs
	Series 2007, AMT,
	4.850% 12/01/22	2,000,000	1,787,100
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Guarantor: GNMA
	8.375% 03/25/19	93,943	95,726
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	425,000	193,724
FL Lee County Housing Finance Authority
	Series 1998 A-2, AMT,
	Guarantor: GNMA
	6.300% 03/01/29	75,000	76,250
LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT,
	Guarantor: GNMA
	6.750% 06/01/30	240,000	242,174
MD Community Development Administration Department of Housing & Community Development
	Series 2006 B, AMT,
	4.900% 09/01/37	4,765,000	4,059,018
ME Housing Authority
	Series 2006 D, AMT,
	4.950% 11/15/31	2,045,000	1,789,539
MO Housing Development Commission
	Series 2006, AMT,
	Guarantor: GNMA
	4.750% 09/01/21	970,000	943,509
NC Housing Finance Agency
	Series 1998, AMT,
	5.250% 03/01/17	195,000	189,366
NM Mortgage Finance Authority
	Series 1999 D-2, AMT,
	Guarantor: GNMA
	6.750% 09/01/29	720,000	733,860
	Series 2000 A-2, AMT,
	Insured: FHA
	7.100% 09/01/30	200,000	204,410

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — (continued)
OK Housing Finance Agency
	Series 1999 B-1,
	Guarantor: GNMA
	6.800% 09/01/16	30,000	30,833
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	35,000	35,390
WA Housing Finance Commission
	Series 2006 3-A, AMT,
	Guarantor: GNMA
	5.000% 12/01/37	3,000,000	2,620,590
Single-Family Total			13,001,489
HOUSING TOTAL			65,371,745
INDUSTRIALS — 2.9%
Food Products — 0.4%
MI Strategic Fund
	Imperial Sugar Co.,:
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,050,538
	Series 1998 B,
	6.450% 11/01/25	3,500,000	2,711,660
	Series 1998 C, AMT,
	6.550% 11/01/25	4,250,000	3,182,187
Food Products Total			7,944,385
Forest Products & Paper — 0.5%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	1,740,145
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	6.125% 01/01/34	2,000,000	1,257,180
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 A,
	6.800% 04/01/22	2,470,000	1,969,825
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Paper Co.,
	Series 1999, AMT,
	6.400% 11/01/24	2,425,000	1,770,662

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Forest Products & Paper — (continued)
SC Georgetown County
	International Paper Co.,
	Series 2000 A,
	5.950% 03/15/14	4,000,000	3,590,960
SC Richland County
	International Paper Co.,
	Series 2003, AMT,
	6.100% 04/01/23	1,000,000	725,810
Forest Products & Paper Total			11,054,582
Manufacturing — 0.6%
AL McIntosh Industrial Development Board
	CIBA Specialty Chemicals,
	Series 1998,
	5.375% 06/01/28	1,000,000	765,090
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	1,815,000	1,540,318
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	5,000,000	3,690,750
MN Alexandria Industrial Development
	Seluemed LLP,
	Series 1998, AMT,
	5.850% 03/01/18	830,000	832,614
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,190,394
MO St. Louis Industrial Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1991,
	6.650% 05/01/16	1,400,000	1,575,462
Manufacturing Total			12,594,628
Metals & Mining — 0.0%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(c)	830,000	781,686
Metals & Mining Total			781,686
Oil & Gas — 1.1%
AZ Salt Verde Financial Corp. Senior Gas Revenue
	Senior 2007,
	5.000% 12/01/32	5,400,000	3,555,144
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.500% 09/15/26	7,500,000	5,661,150

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Oil & Gas — (continued)
LA St. John Baptist Parish
	Marathon Oil Co.,
	Series 2007 A,
	5.125% 06/01/37	12,750,000	9,319,867
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	1,140,000	1,064,361
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/26	1,250,000	840,638
TX Texas City Industrial Development Corp.
	Arco Pipeline Co., Inc.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,490,620
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	2,178,949
Oil & Gas Total			25,110,729
Other Industrial Development Bonds — 0.3%
MI Strategic Fund Obligation Ltd.
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	489,972
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	7,000,000	5,147,520
Other Industrial Development Bonds Total			5,637,492
INDUSTRIALS TOTAL			63,123,502
OTHER — 17.6%
Other — 0.1%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	1,100,000	1,045,825
Other Total			1,045,825
Pool/Bond Bank — 1.6%
FL Municipal Loan Council
	Series 2000 A,
	Insured: MBIA
	(a) 04/01/21	1,000,000	513,650
IL Metropolitan Water Reclamation District Greater Chicago
	Series 2007 C,
	5.250% 12/01/33	13,210,000	13,887,409

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Pool/Bond Bank — (continued)
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	12,151,000
	Series 2006,
	5.250% 08/01/24	4,000,000	4,489,720
OH Water Development Authority
	Water Pollution Control,
	Series 2005 B,
	4.750% 06/01/25	5,000,000	5,135,850
Pool/Bond Bank Total			36,177,629
Refunded/Escrowed(d) — 14.9%
AZ Maricopa County Industrial Development Authority
	Series 1984,
	Escrowed to Maturity,
	(a) 02/01/16	4,500,000	3,616,740
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	16,813,799
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	7,383,000
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/22	3,345,000	1,891,263
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 03/01/16	3,000,000	4,065,900
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: MBIA
	8.000% 04/01/16	7,000,000	9,504,740
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,138,996
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.600% 05/01/23	9,065,000	11,935,432

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(d) — (continued)
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.300% 11/01/12	10,000,000	12,213,500
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: CGIC
	6.500% 06/15/12	530,000	612,675
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	Pre-refunded 06/01/12,
	8.000% 06/01/32	4,500,000	5,371,065
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2003 D,
	Pre-refunded 11/15/13,
	5.375% 11/15/35	3,450,000	3,919,648
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,501,660
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	400,458
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,554,540
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	2,120,000	2,594,265
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	55,000	66,817
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,519,950
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/19	1,030,000	1,252,119

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(d) — (continued)
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	19,080,000	21,191,202
GA Municipal Electric Authority
	Series 1991,:
	Escrowed to Maturity,
	Insured: MBIA
	6.600% 01/01/18	3,600,000	4,366,476
	Pre-refunded to various dates,
	Insured: MBIA
	6.600% 01/01/18	420,000	495,218
	Series 1998 Y,:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	55,000	61,177
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	10,000	10,934
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,498,980
IL Educational Facilities Authority
	Educational Advancement Fund, Inc.,
	Series 2002,
	Pre-refunded 05/01/12,
	6.625% 05/01/17	4,500,000	5,228,325
IL Glendale Heights
	Series 1985 B,
	Escrowed to Maturity,
	7.100% 12/01/15	1,160,000	1,370,459
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA:
	(a) 05/01/19	7,710,000	5,268,706
	(a) 05/01/20	7,750,000	4,983,250
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.125% 01/01/23	3,600,000	3,954,816
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	6,181,750

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(d) — (continued)
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	6,000,000	3,580,560
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.150% 09/01/16	235,000	314,705
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,117,990
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: MBIA
	9.750% 01/01/16	1,000,000	1,402,850
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,822,835
	Series 1991 A,
	Escrowed to Maturity,
	5.000% 01/01/21	8,735,000	9,517,743
NE Omaha Public Power District
	Series 1992 B,
	Escrowed to Maturity,
	6.200% 02/01/17	1,600,000	1,871,152
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: MBIA
	7.000% 06/15/12	10,135,000	11,885,213
	Series 2003 C,
	Pre-refunded 06/15/13,
	5.500% 06/15/23	1,000,000	1,151,600
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	11,000,000	12,802,790
	Series 2005 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	965,000	1,209,859
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	520,000	564,803

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(d) — (continued)
NY Long Island Power Authority
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 12/01/14	2,000,000	2,301,540
NY New York City Municipal Water Finance Authority
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.500% 06/15/32(c)(e)	10,000,000	10,240,600
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	11,000,000	13,234,650
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,422,050
OH Hilliard School District
	Series 1995 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 12/01/12	2,505,000	2,321,809
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	700,000	802,627
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	16,896,620
PA Pottstown Boro Authority
	Sewer Revenue,
	Series 1991,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 11/01/16	1,000,000	762,620
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Economically Defeased to Maturity,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,215,910
	Series 2002 E,
	Escrowed to Maturity,:
	6.000% 08/01/26	230,000	267,067
	6.000% 08/01/26	2,470,000	2,865,151
PR Commonwealth of Puerto Rico
	Series 2006 A,
	Pre-refunded 07/01/16,
	5.250% 07/01/30	1,235,000	1,466,106

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(d) — (continued)
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity,:
	Insured: AMBAC
	(a) 01/01/13	9,800,000	8,491,308
	Insured: MBIA
	5.375% 01/01/25	3,960,000	4,380,552
	Series 1998,
	Escrowed to Maturity,:
	Insured: AMBAC
	(a) 01/01/13	1,450,000	1,107,119
	Insured: MBIA
	5.375% 01/01/25	435,000	479,157
TN Maury County Industrial Development Board
	Occidental Petroleum Corp.,
	Series 2001 A, AMT,
	Pre-refunded 08/01/11
	6.250% 08/01/18	4,000,000	4,395,840
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA:
	(a) 12/01/19	26,955,000	17,599,459
	(a) 12/01/23	2,515,000	1,267,208
	Series 2002 A,
	Pre-refunded 12/01/12
	5.000% 12/01/30	3,000,000	3,342,900
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	6,280,000	7,026,692
UT Provo
	Series 1980,
	Escrowed to Maturity,
	10.125% 04/01/15	1,255,000	1,568,210
UT Utah County Hospital Revenue
	IHC Health Services, Inc.,
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.250% 08/15/26	2,500,000	2,507,750
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Pre-refunded to various dates beginning 06/01/12,
	5.500% 06/01/26	5,000,000	5,598,800
Refunded/Escrowed Total			328,771,705

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 1.0%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	2,500,000	1,550,300
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/34	2,500,000	1,573,575
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,:
	4.500% 06/01/23	755,000	560,648
	4.625% 06/01/26	11,900,000	7,606,242
	5.000% 06/01/29	7,500,000	4,851,600
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.750% 06/01/34	5,000,000	2,970,900
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	5.750% 06/01/12	2,450,000	2,451,470
Tobacco Total			21,564,735
OTHER TOTAL			387,559,894
OTHER REVENUE — 1.4%
Hotels — 0.2%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,890,000	1,757,554
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,:
	Series 2005 B,
	6.250% 01/01/37	4,000,000	2,104,480
	Series 2005 C,
	8.750% 01/01/37	1,500,000	1,113,795
Hotels Total			4,975,829
Recreation — 1.2%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18(c)	1,750,000	1,449,753
CA Cabazon Band Mission Indians
	Series 2004,:
	8.375% 10/01/15	1,740,000	1,605,411
	8.750% 10/01/19	7,680,000	6,967,987
CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/11	3,650,000	3,465,638

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — (continued)
CT Mashantucket Western Pequot Tribe
	Series 2007 A,
	5.750% 09/01/34(c)	4,000,000	2,426,600
FL Seminole Indian Tribe
	Series 2007 A,
	5.250% 10/01/27(c)	6,750,000	4,409,640
OK Chickasaw Nation
	Series 2007,
	6.000% 12/01/25(c)	5,000,000	4,029,900
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26	3,500,000	2,298,975
Recreation Total			26,653,904
TOTAL OTHER REVENUE			31,629,733
RESOURCE RECOVERY — 0.3%
Disposal — 0.1%
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26	2,000,000	1,752,520
Disposal Total			1,752,520
Resource Recovery — 0.2%
FL Palm Beach County Solid Waste Authority
	Series 1998 A,
	Insured: AMBAC
	(a) 10/01/12	1,855,000	1,703,762
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.400% 12/01/11	3,300,000	3,092,265
Resource Recovery Total			4,796,027
RESOURCE RECOVERY TOTAL			6,548,547
TAX-BACKED — 36.3%
Local Appropriated — 2.6%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	1,015,357
IL Chicago Board of Education
	Series 1992 A,
	Insured: MBIA:
	6.000% 01/01/16	5,000,000	5,781,000
	6.000% 01/01/20	8,000,000	9,163,760
	6.250% 01/01/15	12,900,000	14,467,866

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
IN Crown Point School Building Corp.
	Series 2000,
	Insured: MBIA
	(a) 01/15/19	8,165,000	5,107,289
IN Noblesville Redevelopment Authority
	Series 2006 A,
	5.250% 08/01/25	2,000,000	2,013,860
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	385,000	363,756
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,226,580
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
	Series 2005,
	Insured: FSA
	4.600% 04/01/22	8,885,000	8,943,907
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	3,279,367
	(a) 09/15/18	3,885,000	2,642,150
	(a) 09/15/20	3,885,000	2,296,501
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,608,360
Local Appropriated Total			57,909,753
Local General Obligations — 10.4%
AK North Slope Borough
	Series 2000 B,
	Insured: MBIA
	(a) 06/30/11	15,000,000	14,188,350
	Series 2001 A,
	Insured: MBIA
	(a) 06/30/12	23,000,000	21,063,860
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,809,668
CA Alvord Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/19	1,975,000	2,272,751

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	3,069,207
CA Clovis Unified School District
	Series 2004 A,
	Insured: FGIC
	(a) 08/01/20	7,000,000	3,944,360
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/18	1,390,000	910,923
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	1,000,000	1,116,540
CA Golden West School Authority
	Series 1999 A,
	Insured: MBIA:
	(a) 08/01/14	3,980,000	3,222,646
	(a) 08/01/15	1,500,000	1,153,380
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/17	2,500,000	1,750,475
CA Norwalk LA Mirada Unified School District
	Series 2005 B,
	(a) 08/01/23	9,790,000	4,383,766
CA Poway Unified School District
	Series 2009 A,
	(a) 08/01/24	1,750,000	745,745
CA San Juan Unified School District
	Series 2001,
	Insured: FSA:
	(a) 08/01/17	1,525,000	1,088,255
	(a) 08/01/18	1,785,000	1,194,772
CA San Ysidro School District
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/23	2,330,000	1,028,812
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/20	1,000,000	1,059,630

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	2,320,000	2,368,906
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/18	1,160,000	742,725
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/16	2,105,000	2,636,639
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,379,101
	8.250% 01/01/23	1,420,000	1,942,745
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/21	8,000,000	4,168,080
	(a) 12/01/22	25,200,000	12,255,012
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	4,750,000	5,365,647
IL Chicago
	Series 1998,
	Insured: FGIC
	5.250% 01/01/28	605,000	607,214
	Series 1999,
	Insured: FGIC:
	(a) 01/01/14	2,000,000	1,734,640
	5.500% 01/01/23	9,750,000	10,661,527
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(a) 12/01/12	3,030,000	2,736,938
IL Cook County High School District No. 209-Provisional Township
	Series 2004,
	Insured: FSA
	5.000% 12/01/15	1,750,000	1,918,980
IL Cook County School District No. 102
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	1,718,024
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,486,676
	(a) 01/01/21	2,675,000	1,428,022

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
IL Du Page County Community High School District No. 99
	Series 1998,
	Insured: FSA
	(a) 12/01/11	1,280,000	1,185,728
	Series 1993,
	5.600% 01/01/21	2,565,000	2,943,081
IL Kane & De Kalb Counties Community Unit School District No. 302
	Series 2004,
	Insured: FGIC
	(a) 02/01/21	3,165,000	1,716,728
IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	13,799,801
IL Will County Forest Preservation District
	Series 1999 B,
	Insured: FGIC
	(a) 12/01/16	1,000,000	748,300
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	912,023
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA
	(a) 11/01/18	3,370,000	2,296,621
KS Wyandotte County
	Series 1998,
	Insured: MBIA
	4.500% 09/01/28	2,900,000	2,639,725
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	5,512,750
MI Detroit City School District
	Series 2005 A,
	5.000% 05/01/17	2,500,000	2,638,300
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	10,000,000	9,219,000
MI Holland School District
	Series 1992,
	Insured: AMBAC
	(a) 05/01/17	1,190,000	842,615

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	1,068,511
MI Redford Unified School District
	Series 1997,
	Insured: AMBAC
	5.000% 05/01/22	650,000	678,971
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	1,895,431
MO Independence School District
	Series 1991,
	6.250% 03/01/11	545,000	568,457
NE Omaha Convention Center/Arena
	Series 2004,
	5.250% 04/01/23	2,000,000	2,281,900
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/27	1,410,000	1,544,162
NY State
	Series 2007 M,
	5.000% 04/01/22	2,000,000	1,997,060
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: MBIA
	7.000% 12/01/15	3,000,000	3,498,540
OH Cincinnati City School District
	Series 2006,
	5.250% 12/01/30	1,000,000	1,042,340
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,562,890
OH Pickerington Local School District
	Series 2001,
	Insured: FGIC:
	(a) 12/01/14	2,000,000	1,653,200
	(a) 12/01/15	1,500,000	1,182,405
OH River Valley Local School District
	School Facilities Construction & Improvement,
	Series 2001,
	Insured: FSA
	5.250% 11/01/23	500,000	558,515
OR Linn County Community School District No. 9
	Series 2005,
	Insured: FGIC
	5.500% 06/15/30	1,435,000	1,543,974

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA
	(a) 03/15/18	3,020,000	2,076,522

PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA
	(a) 06/01/13	3,000,000	2,615,820
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	6,314,325
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	914,909
TX Harris County
	Series 2002,
	Insured: MBIA
	(a) 08/15/19	8,000,000	5,221,600
TX Hurst Euless Bedford Independent School District
	Series 1998,
	Guarantor: PSFG
	4.500% 08/15/25	16,000,000	16,000,480
TX North East Independent School District
	Series 1999,
	Guarantor: PSFG
	4.500% 10/01/28	930,000	906,313
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC:
	(a) 12/01/16	3,000,000	2,192,550
	(a) 12/01/20	6,150,000	3,447,259
WA King & Snohomish Counties School District No. 417
	Series 1998 B,
	Insured: FGIC:
	(a) 06/15/14	1,800,000	1,510,578
	(a) 06/15/16	3,315,000	2,532,958
Local General Obligations Total			229,418,358
Special Non-Property Tax — 8.4%
AL Jefferson County
	Series 2004 A,
	5.250% 01/01/19	2,790,000	1,571,161
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	2,500,000	2,654,350

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
FL Tampa
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	493,227
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	6,000,000	7,052,100
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Insured: FGIC:
	(a) 06/15/13	11,640,000	10,338,764
	(a) 06/15/16	3,750,000	2,898,413
	Series 1996 A,
	Insured: MBIA:
	(a) 06/15/12	2,345,000	2,158,221
	(a) 12/15/12	8,850,000	8,023,764
	Series 2002 B,
	Insured: MBIA
	5.000% 06/15/21	3,000,000	3,095,490
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,676,400
KY Economic Development Finance Authority
	Louisville Arena Authority, Inc.,
	Series 2008 A1,
	Insured: AGO
	6.000% 12/01/38	2,850,000	2,908,510
MA Bay Transportation Authority
	Series 2005 A,
	5.000% 07/01/25	3,000,000	3,244,560
	Series 2005 B,
	Insured: MBIA:
	5.500% 07/01/26	1,500,000	1,696,665
	5.500% 07/01/29	2,000,000	2,216,360
	Series 2006 A,
	5.250% 07/01/29	3,185,000	3,438,844
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	775,000	554,869
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28(c)	2,000,000	1,364,780

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC:
	5.500% 03/15/24	10,170,000	11,413,079
	5.500% 03/15/27	11,240,000	12,456,505
	5.500% 03/15/29	2,030,000	2,192,481
	5.500% 03/15/30	6,040,000	6,545,729
	Series 2008-B,
	5.250% 03/15/38	5,000,000	5,062,200
NY Local Government Assistance Corp.
	Series 1993 E,:
	Insured: AMBAC
	5.250% 04/01/16	10,000,000	11,243,700
	Insured: MBIA
	5.000% 04/01/21	3,655,000	4,021,085
NY New York City Transitional Finance Authority
	Series 2002 A,
	5.500% 11/01/26(b)	5,000,000	5,286,050
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/15/32	3,950,000	3,978,677
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	1,059,840
PR Commonwealth of Puerto Rico Convention Center Authority
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/20	3,000,000	2,698,260
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,093,000
	Series 1996 Z,
	Insured: FSA
	6.000% 07/01/18	10,000,000	10,506,100
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	10,000,000	10,460,100
	Series 2005 L,
	Insured: MBIA
	5.250% 07/01/35	1,500,000	1,242,030
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC
	5.500% 07/01/24	4,000,000	3,629,280
	Series 2005 C,
	Insured: AMBAC:
	5.500% 07/01/25	1,955,000	1,779,930
	5.500% 07/01/26	2,000,000	1,812,880

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: MBIA:
	(a) 11/15/14	3,905,000	2,937,927
	(a) 11/15/15	3,975,000	2,809,292
	(a) 11/15/16	4,040,000	2,668,743
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,399,060
UT Transit Authority Sales Tax Revenue
	Series 2006 C,
	Insured: FSA
	5.250% 06/15/29	10,000,000	10,525,500
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	1,726,483
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	4,500,000	4,990,500
Special Non-Property Tax Total			183,924,909
Special Property Tax — 1.0%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,503,458
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,335,000	1,286,232
FL Orlando
	Conroy Road Interchange,
	Series 1998 A,
	5.800% 05/01/26	300,000	245,448
FL Tolomato Community Development District
	Series 2007,
	6.550% 05/01/27	3,500,000	2,291,940
FL Village Center Community Development District
	Series 1998 A,
	Insured: MBIA
	5.500% 11/01/12	750,000	801,863

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	3,000,000	1,913,970

FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,300,000	1,618,832
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,608,560
IN Portage
	Series 2006,
	5.000% 01/15/27	410,000	321,432
NY Industrial Development Agency
	Yankee Stadium
	Series 2006,
	5.000% 03/01/46	2,000,000	1,487,520
OH Hickory Chase Community Authority
	Series 2008,
	6.750% 12/01/27	6,165,000	4,564,381
OH Toledo-Lucas County Port Authority
	Series 2007,
	5.400% 11/01/36	4,000,000	3,066,960
Special Property Tax Total			21,710,596
State Appropriated — 6.8%
IN Office Building Commission
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,250,080
NJ Economic Development Authority
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,177,780
	Series 2005 N-1,:
	Insured: FGIC
	5.500% 09/01/27	5,000,000	5,299,550
	Insured: FSA
	5.500% 09/01/25	23,990,000	25,530,638
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Insured: MBIA
	7.000% 06/15/12	16,865,000	19,064,871
	Series 1999 A,:
	5.750% 06/15/18	5,000,000	5,611,700
	5.750% 06/15/20	4,150,000	4,620,444

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,685,000	1,956,588
	Series 2006 A,
	5.500% 12/15/23	3,000,000	3,187,980
NY Dormitory Authority
	Series 1990 A,
	7.500% 05/15/13	8,000,000	9,590,240
	Series 1993 A,:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	6,986,153
	Insured: FGIC
	5.875% 05/15/17	28,240,000	33,190,190
	Series 1993,
	6.000% 07/01/20	13,350,000	15,066,543
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27	1,000,000	983,970
UT Building Ownership Authority
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	3,450,000	3,942,005
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,403,913
State Appropriated Total			149,862,645
State General Obligations — 7.1%
CA State
	Series 2002,
	Insured: AMBAC:
	6.000% 04/01/17	2,500,000	2,808,725
	6.000% 04/01/18	3,000,000	3,358,350
	Series 2003,
	5.250% 02/01/23	5,000,000	5,082,400
	Series 2007,:
	4.500% 08/01/30	45,000,000	38,896,200
	5.000% 12/01/37	8,500,000	7,774,525
	Series 2008,
	5.250% 03/01/38	8,250,000	7,815,555
FL Board of Education
	Series 1985,
	9.125% 06/01/14	1,735,000	1,996,864
IL State
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,459,900
	Series 2004 A,
	5.000% 03/01/34	3,000,000	2,966,220

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
MA Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,825,000	4,481,752
	Series 1994 A,:
	7.000% 03/01/14	3,150,000	3,684,240
	Insured: FSA
	7.000% 03/01/19	2,500,000	3,125,000
MA State
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/25	5,000,000	5,532,350
NV State
	Series 1992 A,
	6.800% 07/01/12	60,000	60,274
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	5.250% 07/01/20	2,000,000	1,823,840
	Series 2007,
	6.250% 07/01/31	27,000,000	26,238,330
PR Commonwealth of Puerto Rico
	Series 1996 B,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	2,748,474
	Series 2004 A,
	5.250% 07/01/21	3,000,000	2,715,510
	Series 2006 A,
	5.250% 07/01/30	765,000	646,815
TX Public Finance Authority
	Series 1997,
	(a) 10/01/13	4,000,000	3,570,120
WA State
	Series 1990 A,
	6.750% 02/01/15	2,700,000	3,132,756
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	1,500,000	1,004,970
	Series 2007 D,
	4.500% 01/01/30	24,470,000	23,147,152
State General Obligations Total			156,070,322
TOTAL TAX-BACKED			798,896,583

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TRANSPORTATION — 8.0%
Air Transportation — 0.5%
CO Denver City & County Special Facility Authority
	United Airlines, Inc.,
	Series 2007, AMT,
	5.250% 10/01/32	5,000,000	2,674,600
IL Chicago O’Hare International Airport
	United Airlines, Inc.,
	Series 1999 A,
	5.350% 09/01/16(f)	4,100,000	82,000
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	3,000,000	2,519,970
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31(g)	1,348,969	33,724
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT,:
	6.250% 09/15/19	1,300,000	954,187
	6.250% 09/15/29	2,000,000	1,275,280
	6.400% 09/15/23	4,000,000	2,772,760
NY Industrial Development Agency
	American Airlines, Inc.,
	Series 2005,
	7.625% 08/01/25	1,000,000	744,770
Air Transportation Total			11,057,291
Airports — 0.8%
FL Miami-Dade County
	Series 2002, AMT,
	Insured: FGIC
	5.750% 10/01/20	2,095,000	2,066,152
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	5,000,000	4,795,650
MO St. Louis Airport Revenue
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	4,000,000	3,578,520
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2003 A, AMT,
	Insured: AMBAC
	5.500% 11/01/15	3,210,000	3,366,166
WA Seattle Port
	Series 1999 B, AMT,
	Insured: FGIC
	5.500% 09/01/13	3,885,000	4,006,057
Airports Total			17,812,545

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 4.9%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA:
	(a) 01/15/12	2,500,000	2,098,375
	(a) 01/15/14	14,450,000	10,479,573
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA:
	(a) 09/01/11	17,685,000	15,402,220
	(a) 09/01/22	6,515,000	2,295,104
	Series 2000,
	Insured: MBIA
	(a) 09/01/18	18,600,000	9,594,066
MA Turnpike Authority
	Series 1997 A,
	Insured: MBIA
	(a) 01/01/24	7,000,000	3,096,800
	Series 1997 C,
	Insured: MBIA:
	(a) 01/01/18	4,700,000	3,195,577
	(a) 01/01/20	17,000,000	10,078,110
NJ Turnpike Authority
	Series 1991 C,:
	Insured: FSA
	6.500% 01/01/16	1,415,000	1,715,405
	Insured: MBIA
	6.500% 01/01/16	2,840,000	3,423,450
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,754,000
	Series 2005,
	Insured: FSA
	5.250% 01/01/30	2,000,000	2,082,640
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	6,800,000	7,746,968
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	11,355,000	10,319,083
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC:
	(a) 08/15/16	7,000,000	4,696,160
	(a) 08/15/18	10,000,000	5,789,200
	(a) 08/15/19	10,330,000	5,536,777

		Par ($)	Value ($)*
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — (continued)
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	8,399,898
Toll Facilities Total			108,703,406
Transportation — 1.8%
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,416,750
IN Finance Authority Highway Revenue
	Series 2007 A,
	Insured: FGIC
	4.500% 06/01/29	10,000,000	9,093,900
NV Department of Business & Industry
	Las Vegas Monorail Co.,
	Series 2000,:
	7.375% 01/01/30	1,650,000	247,500
	7.375% 01/01/40	3,750,000	562,500
NY Metropolitan Transportation Authority
	Series 2007 B,
	5.000% 11/15/23	1,000,000	1,001,320
	Series 2007 A,
	Insured: FSA
	5.000% 11/15/33	12,000,000	11,522,160
	Series 2007 B,
	5.000% 11/15/24	6,820,000	6,824,228
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	3,662,085
Transportation Total			39,330,443
TRANSPORTATION TOTAL			176,903,685
UTILITIES — 14.0%
Independent Power Producers — 0.5%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	5,915,490
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	5,969,496
Independent Power Producers Total			11,884,986
Investor Owned — 2.3%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	1,634,760

		Par ($)	Value ($)*
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
CA Statewide Communities Development Authority
	Southern California Edison Co.,
	Series 2006 A,
	4.100% 04/01/28	2,500,000	2,380,175
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	4,293,200
IN Jasper County Pollution Control Revenue
	Northern Indiana Public Service Co.,:
	Series 1994 C,
	Insured: MBIA
	5.850% 04/01/19	3,000,000	2,952,300
	Series 2003,
	Insured: AMBAC
	5.700% 07/01/17	2,000,000	1,995,900
IN Petersburg
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	3,722,900
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2006, AMT,
	5.000% 02/01/36	3,000,000	2,167,080
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	2,707,704
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993,
	10.074% 04/01/20(b)	13,000,000	13,255,840
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC,:
	Series 1999 B, AMT,
	6.750% 09/01/34	12,455,000	8,112,440
	Series 2001 A, AMT,
	8.250% 10/01/30	5,250,000	2,350,635
	Series 2003 A, AMT,
	6.750% 04/01/38	1,900,000	1,237,546
TX Sabine River Authority Pollution Control Revenue
	Series 2001 C,
	5.200% 05/01/28	3,000,000	1,340,100
WY Lincoln County Environmental Improvement
	Pacificorp,
	Series 1995, AMT,
	4.125% 11/01/25	2,500,000	2,456,400
Investor Owned Total			50,606,980

		Par ($)	Value ($)*
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — 4.9%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2006 A,
	5.000% 01/01/37	5,000,000	4,955,100
GA Municipal Electric Authority
	Series 1991,
	Insured: MBIA
	6.600% 01/01/18	17,280,000	20,029,594
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	935,000	1,028,977
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	12,056,990
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,434,964
	Series 1993 B,
	Insured: RAD
	6.000% 01/01/22	500,000	508,925
	Series 1993,
	Insured: AMBAC
	6.000% 01/01/18	16,470,000	17,768,659
SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC
	(a) 01/01/13	16,070,000	13,470,195
	Series 1993,
	Insured: MBIA
	5.375% 01/01/25	11,370,000	11,594,444
	Series 2004 A,
	Insured: FGIC
	(a) 01/01/24	5,000,000	2,037,450
SC Public Service Authority
	Series 2008 A,
	5.500% 01/01/38	3,000,000	3,089,400
TX Municipal Power Agency
	Series 1989,
	Insured: AMBAC:
	(a) 09/01/11	4,985,000	4,677,675
	(a) 09/01/12	2,785,000	2,525,354
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	8,790,000	6,888,108
	6.000% 05/01/33	2,725,000	2,860,187

		Par ($)	Value ($)*
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — (continued)
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	5,000,000	4,840,050
Joint Power Authority Total			107,905,885
Municipal Electric — 2.0%
NY Long Island Power Authority
	Series 2008 A,
OH Cleveland Public Power Systems
	Series 1994 A,
	Insured: MBIA
	(a) 11/15/13	2,000,000	1,717,480
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	5,540,000	2,293,837
	Series 1999 A,
	Insured: MBIA
	(a) 08/15/22	2,000,000	988,520
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/16	12,000,000	11,920,440
	Series 2007 VV,
	Insured: FGIC
	5.250% 07/01/34	10,870,000	9,557,883
SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA
	6.000% 01/01/17	13,600,000	15,660,400
Municipal Electric Total			44,998,747
Water & Sewer — 4.3%
AL Birmingham Waterworks & Sewer Board
	Series 2007 A,
	Insured: AMBAC
	4.375% 01/01/32	6,000,000	5,152,140
AL Jefferson County
	Series 1997 A,
	Insured: FGIC
	5.625% 02/01/22	570,000	337,976
CA Castaic Lake Water Agency
	Series 1999,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,191,502

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
CA San Francisco City & County Public Utilities Commission
	Series 2006 A,
	Insured: FSA
	4.500% 11/01/31	17,800,000	15,803,374
FL Seminole County
	Series 1992,
	Insured: MBIA
	6.000% 10/01/19	470,000	547,719

FL St. John’s County Water & Sewer Authority
	Series 1991 A,
	Insured: MBIA
	(a) 06/01/13	2,600,000	2,231,242
	Series 1999 A,
	Insured: MBIA
	(a) 06/01/14	1,500,000	1,220,385
GA Atlanta Water & Wastewater Revenue
	Series 1991 A,
	Insured: FGIC
	5.500% 11/01/22	5,475,000	5,698,435
	Series 2001 A,
	Insured: MBIA
	5.500% 11/01/27	1,500,000	1,572,150
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	620,000	642,636
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,135,868
GA Milledgeville Water & Sewer Revenue
	Series 1996,
	Insured: FSA
	6.000% 12/01/21	1,000,000	1,172,060
IL Chicago
	Series 1998,
	Insured: MBIA
	(a) 01/01/20	7,275,000	4,400,502
IN Bond Bank Revenue
	Series 2008 B,
	Insured: FSA
	(a) 06/01/29	8,075,000	2,579,720
MA Water Resources Authority
	Series 2002 J,
	Insured: FSA
	5.500% 08/01/21	5,000,000	5,803,800
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/24	2,170,000	2,267,476

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37	465,000	354,609
NY New York City Municipal Water Finance Authority
	Series 1999,
	Insured: FGIC
	9.950% 06/15/32(b)	2,000,000	2,101,940
	Series 2001 D,
	5.250% 06/15/25	3,520,000	3,582,058
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	4,015,000	4,415,175
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	2,075,000	2,308,915
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	3,608,692
TX Houston Water & Sewer Systems
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/10	3,750,000	3,628,425
	Series 1998 A,
	Insured: FSA:
	(a) 12/01/19	10,545,000	6,559,201
	(a) 12/01/23	985,000	457,848
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/24	6,175,000	6,959,225
Water & Sewer Total			93,733,073
UTILITIES TOTAL			309,129,671

	Total Municipal Bonds (cost of $2,131,326,735)		2,092,003,049

		Shares
Investment Companies — 3.0%
	Columbia Tax Exempt Reserves, Capital Class (7 day yield of 0.884%)(h)(i)	26,106,000	26,106,000
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.797%)	39,793,291	39,793,291

	Total Investment Companies (cost of $65,899,291)		65,899,291

		Par ($)	Value ($)
Municipal Preferred Stocks — 0.8%
HOUSING — 0.8%
Multi-Family — 0.8%
Centerline Equity Issuer Trust
	Series 1999, AMT,
	6.625% 06/30/09(c)	6,000,000	6,005,160
	Series 2000, AMT,
	7.600% 11/30/10(c)	5,000,000	5,257,150
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT,
	7.750% 06/30/50(b)(c)	10,000,000	6,499,800
	Series 2005 C-3, AMT,
	5.500% 11/29/49(c)	1,000,000	710,060
Multi-Family Total			18,472,170
HOUSING TOTAL			18,472,170

	Total Municipal Preferred Stocks (cost of $22,000,000)		18,472,170

Short-Term Obligations — 0.3%
VARIABLE RATE DEMAND NOTES(j) — 0.3%
CA Department of Water Resources
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank
	0.300% 05/01/20	100,000	100,000
CT Health & Educational Facilities Authority
	Yale University,
	Series 2001 V-1,
	SPA: DEPFA Bank PLC
	0.350% 07/01/36	400,000	400,000
FL Collier County Health Facilities Authority
	Fairview Hospital,
	Series 2003 C-1,
	LOC: JPMorgan Chase & Co.
	0.600% 01/01/35	3,000,000	3,000,000
MO Development Finance Board
	Nelson Gallery Foundation,
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	0.600% 12/01/33	600,000	600,000
NV Clark County School District
	Series 2001 A,
	Insured: FSA,
	SPA: State Street Bank & Trust Co.
	0.620% 06/15/21	2,200,000	2,200,000
TOTAL VARIABLE RATE DEMAND NOTES			6,300,000

	Total Short-Term Obligations (cost of $6,300,000)		6,300,000

	Total Investments — 99.1% (cost of $2,225,526,006)(k)(l)		2,182,674,510

	Other Assets & Liabilities, Net — 0.9%		19,066,217

	Net Assets — 100.0%		2,201,740,727

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157, establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$65,899,291	$—
	Level 2 — Other Significant Observable Inputs	2,109,670,219	—
	Level 3 — Significant Unobservable Inputs	7,105,000	—
	Total	$2,182,674,510	$—

	The fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the three month period ending February 28, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of November 30, 2008	$—	$—
	Accretion of Discounts/Amortization of Premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized depreciation	(994,193)	—
	Net purchases/sales	—	—
	Transfers into Level 3	8,099,193	—
	Balance as of February 28, 2009	$7,105,000	$—

	The change in unrealized losses attributable to securities owned at February 28, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $994,193.

The information in the above reconciliation represents fiscal year to date activiy for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Zero coupon bond.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, except for those in the following table, amounted to $49,240,627, which represents 2.2% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,065,498

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. This security amount to $10,240,600 and serves as collateral in the transaction.

(f)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is (not) being accrued.  At February 28, 2009, the value of this security amounted to $33,724, which represents 0.0% of net assets.

(h)	Investments in affiliates during the three month period ended February 28, 2009:

Security name: Columbia Tax Exempt Reserves, Capital Class (7 day yield of 0.884%)

Shares as of 11/30/08:	—
Shares purchased:	39,287,280
Shares sold:	(13,181,280)
Shares as of 02/28/09:	26,106,000
Net realized gain/loss:	$—
Dividend income earned:	$18,474
Value at end of period:	$26,106,000

(i)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(j)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate changes periodically.  The interest rate shown reflects the rate as of February 28, 2009.

(k)	Cost for federal income tax purposes is $2,220,913,863.

(l)	Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$121,840,170	$(160,079,523)	$(38,239,353)

Acronym	Name
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 21, 2009